Cover	Mar. 28, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	SomaLogic, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40090
Entity Tax Identification Number	52-4298912
Entity Address, Address Line One	2945 Wilderness Place
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	303
Local Phone Number	625-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001837412
Amendment Flag	false
Entity Ex Transition Period	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SLGC
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SLGCW
Security Exchange Name	NASDAQ